Long-Term Debt (Details) (USD $)	9 Months Ended	12 Months Ended		12 Months Ended													1 Months Ended	9 Months Ended					9 Months Ended	3 Months Ended	9 Months Ended			9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Credit agreement	Sep. 05, 2012 Credit agreement	Dec. 31, 2012 Credit agreement Applicable Margin for Eurodollar Loans Eurodollar rate	Dec. 31, 2012 Credit agreement Applicable Margin for Eurodollar Loans LIBOR	Dec. 31, 2012 Credit agreement Applicable Margin for Eurodollar Loans Base Rate	Dec. 31, 2012 Credit agreement Applicable Margin for Base Rate Loans LIBOR	Dec. 31, 2012 Credit agreement Applicable Margin for Base Rate Loans Prime rate	Dec. 31, 2012 Credit agreement Applicable Margin for Base Rate Loans Federal funds rate	Dec. 31, 2012 Former second lien term loan Applicable Margin for Eurodollar Loans Eurodollar rate	Dec. 31, 2012 Former second lien term loan Applicable Margin for Eurodollar Loans LIBOR	Dec. 31, 2012 Former second lien term loan Applicable Margin for Base Rate Loans LIBOR	Dec. 31, 2012 Former second lien term loan Applicable Margin for Base Rate Loans Base Rate	Dec. 31, 2012 Former second lien term loan Applicable Margin for Base Rate Loans Prime rate	Dec. 31, 2012 Former second lien term loan Applicable Margin for Base Rate Loans Federal funds rate	Dec. 31, 2012 Former second lien term loan Maximum	Apr. 30, 2013 Holdings Senior notes	Sep. 30, 2013 Holdings Senior notes Upon assets disposition triggering events	Sep. 30, 2013 Holdings Senior notes Prior to April 15, 2016	Sep. 30, 2013 Holdings Senior notes Prior to April 15, 2016 Redemption from proceeds of certain equity offerings	Sep. 30, 2013 Holdings Senior notes On or prior to July 15, 2014 Redemption of debt instrument upon change of control	Sep. 30, 2013 Holdings Senior notes Maximum	Sep. 30, 2013 Holdings Senior notes Maximum Prior to April 15, 2016 Redemption from proceeds of certain equity offerings	Sep. 30, 2013 Holdings Credit agreement	Sep. 30, 2013 Holdings Credit agreement	May 31, 2013 Holdings Credit agreement	Apr. 30, 2013 Holdings Credit agreement	Sep. 30, 2013 Holdings Credit agreement Applicable Margin for Eurodollar Loans Eurodollar rate	Sep. 30, 2013 Holdings Credit agreement Applicable Margin for Eurodollar Loans LIBOR	Sep. 30, 2013 Holdings Credit agreement Applicable Margin for Base Rate Loans Eurodollar rate	Sep. 30, 2013 Holdings Credit agreement Applicable Margin for Base Rate Loans LIBOR	Sep. 30, 2013 Holdings Credit agreement Applicable Margin for Base Rate Loans Base Rate	Sep. 30, 2013 Holdings Credit agreement Applicable Margin for Base Rate Loans Prime rate	Sep. 30, 2013 Holdings Credit agreement Applicable Margin for Base Rate Loans Federal funds rate	Sep. 30, 2013 Holdings Credit agreement Less than or equal to .30 to 1	Sep. 30, 2013 Holdings Credit agreement Less than or equal to .30 to 1 Applicable Margin for Eurodollar Loans	Sep. 30, 2013 Holdings Credit agreement Less than or equal to .30 to 1 Applicable Margin for Base Rate Loans	Sep. 30, 2013 Holdings Credit agreement Greater than .30 to 1 but less than or equal to .60 to 1	Sep. 30, 2013 Holdings Credit agreement Greater than .30 to 1 but less than or equal to .60 to 1 Applicable Margin for Eurodollar Loans	Sep. 30, 2013 Holdings Credit agreement Greater than .30 to 1 but less than or equal to .60 to 1 Applicable Margin for Base Rate Loans	Sep. 30, 2013 Holdings Credit agreement Greater than .60 to 1 but less than or equal to .80 to 1	Sep. 30, 2013 Holdings Credit agreement Greater than .60 to 1 but less than or equal to .80 to 1 Applicable Margin for Eurodollar Loans	Sep. 30, 2013 Holdings Credit agreement Greater than .60 to 1 but less than or equal to .80 to 1 Applicable Margin for Base Rate Loans	Sep. 30, 2013 Holdings Credit agreement Greater than .80 to 1 but less than or equal to .90 to 1	Sep. 30, 2013 Holdings Credit agreement Greater than .80 to 1 but less than or equal to .90 to 1 Applicable Margin for Eurodollar Loans	Sep. 30, 2013 Holdings Credit agreement Greater than .80 to 1 but less than or equal to .90 to 1 Applicable Margin for Base Rate Loans	Sep. 30, 2013 Holdings Credit agreement Greater than .90 to 1	Sep. 30, 2013 Holdings Credit agreement Greater than .90 to 1 Applicable Margin for Eurodollar Loans	Sep. 30, 2013 Holdings Credit agreement Greater than .90 to 1 Applicable Margin for Base Rate Loans	Sep. 30, 2013 Holdings Credit agreement Maximum Less than or equal to .30 to 1	Sep. 30, 2013 Holdings Credit agreement Maximum Greater than .30 to 1 but less than or equal to .60 to 1	Sep. 30, 2013 Holdings Credit agreement Maximum Greater than .60 to 1 but less than or equal to .80 to 1	Sep. 30, 2013 Holdings Credit agreement Maximum Greater than .80 to 1 but less than or equal to .90 to 1	Sep. 30, 2013 Holdings Credit agreement Maximum Greater than .90 to 1	Sep. 30, 2013 Holdings Credit agreement Minimum Greater than .30 to 1 but less than or equal to .60 to 1	Sep. 30, 2013 Holdings Credit agreement Minimum Greater than .60 to 1 but less than or equal to .80 to 1	Sep. 30, 2013 Holdings Credit agreement Minimum Greater than .80 to 1 but less than or equal to .90 to 1	Sep. 30, 2013 Holdings Former second lien term loan
Long-term debt
Aggregate principal amount of notes issued																$ 125,000,000	$ 500,000,000
Interest rate (as a percent)																	7.375%
Distribution paid to Class A limited partners	75,000,000																75,000,000
Fixed charge coverage ratio																						2.0
Percentage of aggregate principal amount of notes that can be redeemed																							35.00%
Redemption price of debt instrument (as a percent)																		101.00%	100.00%	107.375%	110.00%
Write off of unamortized debt issuance costs																																																										2,800,000
Maximum amount committed by lender		700,000,000																						1,000,000,000	1,000,000,000
Current borrowing base		275,000,000	245,000,000																					320,000,000	320,000,000	320,000,000	267,500,000
Outstanding borrowings		237,000,000																						0	0
Outstanding letters of credit		$ 0																						$ 0	$ 0
Ratio of Outstanding Borrowings to Borrowing Base																																																		0.30	0.60	0.80	0.90	0.90	0.30	0.60	0.80
Unused Commitment Fee (as a percent)		0.50%																																	0.375%			0.375%			0.50%			0.50%			0.50%
Applicable Margin (as a percent)									0.50%			1.00%			0.50%															1.00%				0.50%		1.50%	0.50%		1.75%	0.75%		2.00%	1.00%		2.25%	1.25%		2.50%	1.50%
Variable interest rate base				Eurodollar rate	LIBOR	Base Rate	LIBOR	prime rate	Federal fund	Eurodollar rate	LIBOR	LIBOR	Base Rate	prime rate	Federal fund													Eurodollar rate	LIBOR	Eurodollar rate	LIBOR	Base Rate	prime rate	Federal fund
Ratio of consolidated total debt to EBITDAX beginning with quarter ended June 30, 2013																								4.75
Ratio of consolidated total debt to EBITDAX beginning with quarter ended June 30, 2014																									4.5
Maximum projected production that can be hedged (as a percent)																									85.00%
Period over which hedging limitation requirement of the projected production from proved reserve is required to be maintained																									66 months